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                         DAVID L. BABSON & COMPANY INC.
                               ONE MEMORIAL DRIVE
                               CAMBRIDGE, MA 02142



                   WRITER'S DIRECT DIAL NUMBER: (617) 761-3760
                WRITER'S E-MAIL ADDRESS: JDEITELBAUM@DLBABSON.COM

                                September 5, 2000



ELECTRONIC SUBMISSION -- VIA EDGAR
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U.S. Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549


         Re:   The DLB Fund Group (the "Trust")
               File Nos. 33-82366 and 811-08690
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Ladies and Gentlemen:

         Pursuant to Rule 497 (j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus relating to the DLB Technology Fund and the statement of additional information for the Trust do not differ from that contained in Post-Effective Amendment No. 18 to the Trust's registration statement under the Securities Act of 1933 and Amendment No. 20 to the Trust's registration statement under the Investment Company Act of 1940 on Form N-1A (the "Amendment"). This Amendment was filed electronically on September 1, 2000.

         No fees are required in connection with this filing. Please direct any questions you may have with respect to this filing to me at the number indicated above.

                                                Respectfully submitted,

                                                /s/ John E. Deitelbaum
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                                                John E. Deitelbaum